Note 10 - Income Taxes	9 Months Ended
Sep. 30, 2015
Notes
Note 10 - Income Taxes

NOTE 10 – Income Taxes

No provisions for income taxes were recorded for the periods presented since the Company incurred net losses in those periods.

The provisions for (benefits from) income taxes differ from the amounts determined by applying the U.S. Federal income tax rate of 35% to pretax income (loss) as follows:

	Nine Months Ended		Year Ended
	September 30,		December 31,
	2015	2014	2014	2013
	(Unaudited)	(Unaudited)

Expected income tax (benefit) at 35%	$ (1,271,516)	$ (9,323)	$ (9,325)	$ (168,024)
Non-deductible stock-based compensation	509,889	-	-	63,000
Non-deductible impairment of goodwill	658,181	-	-	-
Non-deductible amortization of debt discounts	11,240	-	-	-
Increase in deferred income tax assets valuation allowance	92,206	9,323	9,325	105,024
Provision for (benefit from) income taxes	$ -	$ -	$ -	$ -

Deferred income tax assets consist of:

		December 31,
	September 30, 2015	2014	2013
	(Unaudited)

Net operating loss carryforward	$ 995,481	$ 963,152	$ 953,827
Valuation allowance	(995,481)	(963,152)	(953,827)

Net	$ -	$ -	$ -

Based on management's present assessment, the Company has not yet determined it to be more likely than not that a deferred income tax asset of $1,055,357 attributable to the future utilization of the $3,015,305 net operating loss carryforward as of September 30, 2015 (unaudited) will be realized.  Accordingly, the Company has maintained a 100% allowance against the deferred income tax asset in the financial statements at September 30, 2015.  The Company will continue to review this valuation allowance and make adjustments as appropriate.  The net operating loss carryforward expires in years 2025, 2026, 2027, 2028, 2029, 2030, 2031, 2032, 2033, 2034, and 2035 in the amount of $1,369, $518,390, $594,905, $686,775, $159,141, $151,874, $135,096, $166,911, $311,890, $25,511,  and $263,443, respectively.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs.  Therefore, the amount available to offset future taxable income may be limited.